Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	$ 879,509	$ 2,015,291
Allowance for doubtful accounts		(1,056,393)
Taxes receivable	301,748	615,730
Total	$ 1,181,257	$ 1,574,628